Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of trade and other payables

	United States Dollar
	2021	2020

Trade payables	165.0	133.4
Accruals and other payables	297.9	271.6
Payroll payables	42.8	43.0
Leave pay accrual	54.4	55.6
Interest payable on loans	7.4	7.5
Damang – contract termination	10.2	39.5
Trade and other payables	577.7	550.6

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Salares Norte foreign currency derivative contracts	6.8	—
Ghanaian oil derivative contracts	—	10.0
Australian oil derivative contracts	—	5.1
Peruvian copper derivative contracts	—	14.0
Total derivative financial liabilities	6.8	29.1
Non-current derivative financial liabilities[1]	—	(7.3)
Derivative financial liabilities	6.8	21.8